UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5161

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	05/31/07

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
New York Tax	Exempt
Intermediate
Bond Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
30	Report of Independent Registered
Public Accounting Firm
31	Important Tax Information
32	Information About the Review and Approval
of the Fund’s Management Agreement
36	Board Members Information
39	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus New York
Tax Exempt Intermediate
Bond Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Intermediate Bond Fund, covering the 12-month period from June 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads throughout the municipal bond market sectors.We expect these developments to produce both challenges and opportunities for fixed-income investors. As always, your financial advisor can help you position your investments for these trends.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of June 1, 2006, through May 31, 2007, as provided by Monica S.Wieboldt, Senior Portfolio Manager

Fund and Market Performance Overview

Strong performance among municipal bonds over much of the period was offset by bouts of heightened volatility stemming from economic and inflation concerns.The fund lagged its benchmark, which contains bonds from many states, not just New York, and does not reflect fund fees and expenses in its results. However, the fund produced a higher return than its Lipper category average return, due mainly to its core holdings of seasoned, income-oriented securities.

For the 12-month period ended May 31, 2007, the fund achieved a total return of 3.71% .1 The Lehman Brothers 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.10% for the same period.2 In addition, the average total return for all funds reported in the Lipper New York Intermediate Municipal Debt Funds category was 3.37% .3

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, NewYork state and New York city personal income taxes.The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years. Although the fund currently intends to invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus,it has the ability to invest up to 20% of its net assets in bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Early Market Rally Offset by Later Economic and Inflation Concerns

Although the reporting began in an environment of robust economic growth and intensifying inflationary pressures, conditions changed dramatically over the summer and fall of 2006. Short-term interest rates stabilized and energy prices declined, supporting a bond market rally. Most of the market’s strength was concentrated among longer-term securities, leading to narrower yield differences along the market’s maturity range.

Soon after 2007 began, slower U.S. economic growth and persistent inflationary concerns caused the outlook for the Federal Reserve Board’s (the “Fed”) interest-rate policy to become murkier. Market volatility intensified in late February, sparked by turmoil in overseas equity markets and the U.S. sub-prime mortgage sector. From March through April, unexpectedly robust labor markets, resurgent energy prices and comments from the Fed regarding the risk of inflation caused bond prices to fall, erasing previous gains.

On a national level, an increase in the supply of newly issued municipal bonds also contributed to heightened market volatility. Some states began to see tax receipts fall below budget estimates, in part because of the slowdown in the housing market.The State of New York was not among them. In fact, the state legislature passed a relatively conservative budget for its next fiscal year, and the City of New York continued to

4

benefit from generally strong business conditions in the financial services industry. These factors generally helped support New York municipal bond prices, cushioning the price decline in the market.

Income-Oriented Bonds Helped Drive Performance

The fund’s relative performance benefited from its core holdings of income-oriented bonds, especially those with maturities of 15 years or less. Securities with relatively little time left until their expected early redemptions helped protect the fund from the full brunt of market volatility. Lower-rated bonds fared well, including credits issued on behalf of airlines, private universities and the state’s settlement of litigation with U.S. tobacco companies. New York city’s bonds also held up particularly well, as did higher-quality hospital bonds. Due to uncertainty regarding Fed policy, we generally maintained the fund’s average duration in the neutral range.

Fund Remains Positioned for Steady Fed Policy

With the economy slowing and inflation still above the Fed’s comfort zone, short-term interest rates seem likely to us to remain at current levels for some time.Therefore, we have maintained a neutral average duration and a focus on income-oriented bonds. Of course, we remain prepared to adjust our strategies as market conditions change.

June 15, 2007
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE
Average Annual Total Returns	as of 5/31/07
		1 Year	5 Years	10 Years

Fund		3.71%	3.42%	4.43%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus New York Tax Exempt Intermediate Bond Fund on 5/31/97 to a $10,000 investment made in the Lehman Brothers 7-Year Municipal Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund invests primarily in New York municipal securities and maintains a portfolio with a weighted average maturity ranging between 3 and 10 years.The fund’s performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in New York municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Intermediate Bond Fund from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 4.29
Ending value (after expenses)	$1,002.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 4.33
Ending value (after expenses)	$1,020.64

† Expenses are equal to the fund’s annualized expense ratio of .86%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS May 31, 2007
Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)	Value ($)

New York—95.4%
Buffalo
(Insured; FGIC)	5.00	12/1/12	1,800,000	1,885,320
Buffalo
(Insured; FGIC)	5.13	12/1/14	2,820,000	2,970,842
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured; FGIC)	4.50	9/1/18	1,110,000	1,152,258
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	745,000	751,437
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/09	1,055,000	1,064,115
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	740,000	748,325
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/10	1,110,000	1,122,487
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	1,160,000	1,172,447
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/11	825,000	833,852
Cattaraugus County Industrial
Development Agency, Civic
Facility Revenue (Saint
Bonaventure University Project)	5.00	9/15/12	1,225,000	1,237,666
City School District of the City
of Niagara Falls, COP (High
School Facility) (Insured; FSA)	5.00	6/15/19	3,250,000	3,428,035
City School District of the City
of Niagara Falls, COP (High
School Facility) (Insured; MBIA)	5.63	6/15/13	2,045,000	2,237,169

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Erie County,
Public Improvement
(Insured; MBIA)	5.25	4/1/18	2,000,000	2,155,520
Hempstead Town Industrial
Development Agency, Civic
Facility Revenue (Hofstra
University Civic Facility)	5.25	7/1/18	1,730,000	1,817,555
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	6,000,000	6,127,860
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	5.50	5/1/09	780,000	784,883
Long Island Power Authority,
Electric System General
Revenue (Insured; AMBAC)	5.50	12/1/11	5,000,000	5,343,250
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	3.31	9/1/15	2,000,000 [a]	1,995,660
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,830,000 [b]	1,929,094
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	3,820,000 [b]	4,047,328
Nassau County,
General Improvement
(Insured; FSA)	5.75	3/1/10	4,955,000 [b]	5,208,002
Nassau County Health Care
Corporation, Health System
Revenue (Insured; FSA)	6.00	8/1/09	4,000,000 [b]	4,257,880
New York City	5.00	11/1/12	2,000,000	2,099,640
New York City	5.25	8/1/17	2,295,000	2,454,824
New York City	5.25	10/15/19	5,000,000	5,304,950
New York City	5.00	4/1/20	3,500,000	3,667,195
New York City	5.00	8/1/20	2,000,000	2,098,960
New York City	5.00	8/1/22	2,000,000	2,102,700
New York City	5.25	10/15/22	2,000,000	2,116,820

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City
(Insured; FSA)	5.25	10/15/19	1,450,000	1,550,572
New York City Health and
Hospital Corporation, Health
System Revenue	5.25	2/15/17	1,550,000	1,578,799
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.10	5/1/08	500,000	506,395
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.25	5/1/08	555,000 [b]	573,576
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.30	5/1/08	585,000 [b]	604,843
New York City Industrial
Development Agency, Civic
Facility Revenue (United Jewish
Appeal Federation Project)	5.00	7/1/12	1,460,000	1,535,073
New York City Industrial
Development Agency, Civic
Facility Revenue (United Jewish
Appeal Federation Project)	5.25	7/1/15	1,640,000	1,763,738
New York City Industrial
Development Agency,
PILOT Revenue (Queens
Baseball Stadium
Project) (Insured; AMBAC)	5.00	1/1/20	2,775,000	2,963,256
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,750,000	2,900,920
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	2,500,000	2,893,250

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/10	2,780,000	2,848,193
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000	2,170,660
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/18	2,830,000	3,050,429
New York City Transit Authority,
Metropolitan Transportation
Authority, Triborough Bridge
and Tunnel Authority, COP
(Insured; AMBAC)	5.63	1/1/13	2,675,000	2,817,551
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/22	3,000,000	3,191,880
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.25	5/15/09	3,000,000 [b]	3,115,980
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.75	2/15/10	2,115,000 [b]	2,240,462
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.75	2/15/10	2,885,000 [b]	3,056,138
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000	3,674,505
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.75	5/15/14	3,715,000	4,044,112
New York State Dormitory
Authority, Court Facilities LR
(The County of Westchester Issue)	5.00	8/1/10	5,570,000	5,729,469

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	2,930,000	3,183,211
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/16	3,755,000	4,045,524
New York State Dormitory
Authority, Insured Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured; FGIC)	5.25	7/1/20	4,490,000	4,982,194
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home)
(LOC; Allied Irish Bank PLC)	5.00	7/1/15	2,000,000	2,054,920
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,112,700
New York State Dormitory
Authority, Revenue (Lenox Hill
Hospital Obligated Group)	5.75	7/1/15	1,000,000	1,052,350
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/12	1,450,000	1,544,888
New York State Dormitory
Authority, Revenue (Manhattan
College) (Insured; Radian)	5.50	7/1/13	2,605,000	2,772,918
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	2,305,000 [b]	2,483,384
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/14	415,000 [b]	447,117

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue
(Mental Health Services
Facilities Improvement)	5.25	2/15/18	30,000	31,938
New York State Dormitory
Authority, Revenue
(Mount Sinai NYU Health
Obligated Group)	5.00	7/1/11	850,000	855,890
New York State Dormitory
Authority, Revenue
(Mount Sinai NYU Health
Obligated Group)	5.00	7/1/13	1,000,000	1,005,870
New York State Dormitory
Authority, Revenue (Municipal
Health Facilities Improvement
Program) (Insured; FSA)	5.50	1/15/13	1,350,000	1,428,813
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/13	1,450,000	1,531,330
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,967,951
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,170,470
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,465,141
New York State Dormitory
Authority, Revenue (North
Shore Long Island Jewish Group)	5.00	5/1/18	3,280,000	3,387,453
New York State Dormitory
Authority, Revenue
(NYSARC, Inc.) (Insured; FSA)	5.00	7/1/12	1,100,000	1,158,641
New York State Dormitory
Authority, Revenue
(Park Ridge Housing, Inc.)
(Collateralized; FNMA)	6.13	8/1/15	2,875,000	3,056,182

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/12	1,000,000	1,061,200
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	5,430,000	5,796,362
New York State Dormitory
Authority, Revenue (Saint Barnabas
Hospital) (Insured; AMBAC)	5.25	8/1/15	2,135,000	2,255,692
New York State Dormitory
Authority, Revenue
(Schools Program)	5.25	7/1/11	1,435,000	1,487,621
New York State Dormitory
Authority, Revenue (Schools
Program) (Insured; MBIA)	5.25	7/1/10	1,670,000	1,735,765
New York State Dormitory
Authority, Revenue (State
University Educational
Facility) (Insured; FGIC)	5.25	5/15/13	2,500,000	2,644,825
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000	2,135,020
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	5,000,000 [b]	5,387,950
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Insured; FSA)	5.00	3/15/21	5,000,000	5,277,000
New York State Environmental
Facilities Corporation, State
Personal Income Tax Revenue
(Environment) (Insured; FGIC)	5.38	1/1/13	1,000,000 [b]	1,075,150
New York State Environmental
Facilities Corporation, SWDR
(Waste Management, Inc. Project)	4.45	7/1/09	2,000,000	1,996,580
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	997,490

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Housing Finance
Agency, MFHR (Park Drive Manor
II Apartments) (LOC: NBT Bank
and The Bank of New York)	4.13	8/15/11	1,660,000	1,658,639
New York State Housing Finance
Agency, Revenue (Service
Contract Obligation)	5.25	3/15/11	3,465,000	3,534,161
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,495,102
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; FGIC)	5.00	9/15/20	1,270,000	1,338,110
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.75	4/1/10	2,000,000 [b]	2,123,080
New York State Thruway Authority,
Second General Highway
and Bridge Trust Fund
(Insured; AMBAC)	5.00	4/1/18	5,000,000 [c,d]	5,336,500
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,815,401
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.63	11/15/14	1,350,000	1,408,792
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,327,600
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	4.25	1/1/17	755,000	764,468
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	4.30	1/1/18	845,000	853,991

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corporation)
(LOC; Bank of America)	7.55	6/1/07	2,000,000	2,000,000
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry Project)	5.00	11/1/12	1,455,000	1,501,211
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson’s Ferry Project)	5.00	11/1/13	1,000,000	1,036,300
Suffolk County Judicial Facilities
Agency, Service Agreement
Revenue (John P Cohalan
Complex) (Insured; AMBAC)	5.00	4/15/16	2,720,000	2,821,266
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/18	4,775,000	5,095,594
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/21	3,000,000	3,228,840
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/12	4,450,000	4,748,907
Triborough Bridge and Tunnel
Authority, Special Obligation
Revenue (Insured; MBIA)	5.13	1/1/14	3,000,000 [b]	3,212,370
Westchester County Industrial
Development Agency, Resource
Recovery Equity Bonds (Westchester
Resco Company Project)	5.50	7/1/09	2,650,000	2,678,673
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	2,800,000	2,775,892
Yonkers,
GO (Insured; AMBAC)	5.25	6/1/09	2,110,000 [b]	2,192,016

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related—4.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 [b]	2,116,880
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 [b]	3,175,320
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,057,720
Virgin Islands Public Finance
Authority, Refinery Facilities
Senior Secured Revenue
(HOVENSA Refinery)	4.70	7/1/22	1,500,000	1,498,815
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	4,230,000	4,323,737

Total Investments (cost $265,920,074)			99.9%	271,634,800

Cash and Receivables (Net)			.1%	346,876

Net Assets			100.0%	271,981,676

[a] Variable rate security—interest rate subject to periodic change.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, this security amounted to $5,336,500 or 2.0% of net assets.
[d] Collateral for floating rate borrowings.

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	46.1
AA		Aa		AA	28.9
A		A		A	8.8
BBB		Baa		BBB	13.4
BB		Ba		BB	.4
B		B		B	2.1
Not Rated [e]		Not Rated [e]		Not Rated [e]	.3
					100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	265,920,074	271,634,800
Interest receivable		4,183,866
Receivable for shares of Beneficial Interest subscribed		966
Prepaid expenses		13,002
		275,832,634

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		179,048
Cash overdraft due to Custodian		952,020
Payable for floating rate notes issued		2,500,000
Payable for shares of Beneficial Interest redeemed		126,957
Interest and related expenses payable		17,200
Accrued expenses		75,733
		3,850,958

Net Assets ($)		271,981,676

Composition of Net Assets ($):
Paid-in capital		267,081,229
Accumulated net realized gain (loss) on investments		(814,279)
Accumulated net unrealized appreciation
(depreciation) on investments		5,714,726

Net Assets ($)		271,981,676

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		15,271,741
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		17.81

See notes to financial statements.
20

STATEMENT OF OPERATIONS Year Ended May 31, 2007
Investment Income ($):
Interest Income	12,998,086
Expenses:
Management fee—Note 3(a)	1,711,424
Service Plan and prospectus fees—Note 3(b)	315,409
Shareholder servicing costs—Note 3(b)	119,135
Interest and related expenses	97,721
Professional fees	60,093
Custodian fees	28,557
Trustees’ fees and expenes—Note 3(c)	18,311
Shareholders’ reports	16,914
Registration fees	15,935
Loan commitment fees—Note 2	1,577
Miscellaneous	33,556
Total Expenses	2,418,632
Investment Income—Net	10,579,454

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	15,454
Net unrealized appreciation (depreciation) on investments	22,806
Net Realized and Unrealized Gain (Loss) on Investments	38,260
Net Increase in Net Assets Resulting from Operations	10,617,714

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2007	2006

Operations ($):
Investment income—net	10,579,454	11,157,566
Net realized gain (loss) on investments	15,454	(307,134)
Net unrealized appreciation
(depreciation) on investments	22,806	(8,171,963)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,617,714	2,678,469

Dividends to Shareholders from ($):
Investment income—net	(10,550,409)	(11,130,108)
Net realized gain on investments	—	(2,211,717)
Total Dividends	(10,550,409)	(13,341,825)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	20,959,651	41,531,898
Dividends reinvested	8,259,531	10,367,968
Cost of shares redeemed	(60,461,872)	(63,469,916)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(31,242,690)	(11,570,050)
Total Increase (Decrease) in Net Assets	(31,175,385)	(22,233,406)

Net Assets ($):
Beginning of Period	303,157,061	325,390,467
End of Period	271,981,676	303,157,061

Capital Share Transactions (Shares):
Shares sold	1,169,114	2,292,133
Shares issued for dividends reinvested	460,546	573,752
Shares redeemed	(3,368,005)	(3,509,808)
Net Increase (Decrease) in Shares Outstanding	(1,738,345)	(643,923)

See notes to financial statements.
22

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	17.82	18.43	18.14	19.19	18.50
Investment Operations:
Investment income—net [a]	.66	.64	.64	.66	.73
Net realized and unrealized
gain (loss) on investments	(.01)	(.48)	.34	(.92)	.84
Total from Investment Operations	.65	.16	.98	(.26)	1.57
Distributions:
Dividends from investment income—net	(.66)	(.64)	(.64)	(.65)	(.72)
Dividends from net realized
gain on investments	—	(.13)	(.05)	(.14)	(.16)
Total Distributions	(.66)	(.77)	(.69)	(.79)	(.88)
Net asset value, end of period	17.81	17.82	18.43	18.14	19.19

Total Return (%)	3.71	.87	5.55	(1.41)	8.69

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.85	.79	.89	.95	.95
Ratio of net expenses
to average net assets	.85	.79	.81	.80	.80
Ratio of net investment income
to average net assets	3.71	3.53	3.46	3.52	3.87
Portfolio Turnover Rate	16.88	29.73	26.56	44.58	30.18

Net Assets, end of period ($ x 1,000)	271,982	303,157	325,390	338,765	389,782

[a] Based on average shares outstanding at each month end. See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Intermediate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgement of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

24

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of:yields or prices of municipal securities of comparable quality,coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

26

At May 31,2007,the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $16,037, accumulated capital losses $766,823 and unrealized appreciation $5,667,270.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to May 31, 2007. If not applied, the carryover expires in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2007 and May 31, 2006, were as follows: tax exempt income $10,550,409 and $11,130,108, ordinary income $0 and $74,591 and long-term capital gains $0 and $2,137,126, respectively.

During the period ended May 31, 2007, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $29,045 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended May 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

borrowings, commitment fees and extraordinary expenses, exceed

1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from the payment to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2007, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan (the “Service Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund reimburses the Distributor for distributing the fund’s shares, servicing shareholder accounts (“Servicing”) and for advertising and marketing relating to the fund.The Service Plan provides for payments to be made at an annual aggregate rate of up to .25% of the value of the fund’s average daily net assets.The Service Plan provided for the fund to bear the costs of preparing, printing and distributing certain of the fund’s prospectuses and statements of additional information and costs associated with implementing and operating the Service Plan, not to exceed the greater of $100,000 or .005% of the value of the fund’s average daily net assets for any full fiscal year. During the period ended May 31, 2007, the fund was charged $315,409 pursuant to the Service Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $76,240 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $4,089 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $139,286, Rule 12b-1 service plan fees $23,214, chief compliance officer fees $3,748 and transfer agency per account fees $12,800.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

(d) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of their issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended May 31, 2007, redemption fees charged and retained by the fund amounted to $3.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2007, amounted to $47,857,671 and $76,467,222, respectively.

The fund may purchase floating rate notes. A floating rate note is a Municipal Bond or other debt obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the obligation’s fixed coupon rate and the rate, as determined by a remarket-ing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

At May 31,2007,the cost of investments for federal income tax purposes was $263,467,530; accordingly, accumulated net unrealized appreciation on investments was $5,667,270, consisting of $6,100,554 gross unrealized appreciation and $433,284 gross unrealized depreciation.

The Fund 29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus New York Tax Exempt Intermediate Bond Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Intermediate Bond Fund, including the statement of investments, as of May 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31,2007 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Intermediate Bond Fund at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 16, 2007

30

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2007:

—all the dividends paid from investment income-net are “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York State and New York City personal income taxes).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2007 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for 2007 calendar year on Form 1099-INT, both which will be mailed by January 31, 2008.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 8, 2007, the Board considered the re-approval of the fund’s Management Agreement through November 30, 2007, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities, as well as the Manager’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense

32

Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of February 28, 2007.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were higher than the respective Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was slightly lower than the Expense Group and Expense Universe medians.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended February 28, 2007, and placed significant emphasis on comparisons of yield and total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper.The Board noted that the fund’s total return was variously higher and lower than the Performance Group and Performance Universe medians for each reported time period up to 10 years. On a yield performance basis, the Board noted that the 1-year yield performance for the fund was at or higher than the Performance Group median for 8 of the 10 past calendar years and at or higher than the Performance Universe median for each of the 10 past calendar years.

Representatives of the Manager noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies and, as to mutual funds only, reported in the same Lipper category, as the fund.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

34

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63) Chairman of the Board (1995) Principal Occupation During Past 5 Years: • Corporate Director and Trustee Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 168 ———————

David W. Burke (71) Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee.

Other Board Memberships and Affiliations:

• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 92 ———————

William Hodding Carter III (72) Board Member (2006)

Principal Occupation During Past 5 Years:

  Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (January 1, 2006-present)
  President and Chief Executive Officer of the John S. and James L. Knight Foundation (February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
  The Century Foundation, Emeritus Director
  The Enterprise Corporation of the Delta, Director

No. of Portfolios for which Board Member Serves: 28 ———————

Gordon J. Davis (65) Board Member (1995)

Principal Occupation During Past 5 Years:

  Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies, Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 37
36

Joni Evans (65) Board Member (1987)
Principal Occupation During Past 5 Years:
  Principal, Joni Evans Ltd.
  Senior Vice President of the William Morris Agency (2005)

No. of Portfolios for which Board Member Serves: 28 ———————

Ehud Houminer (66) Board Member (2006)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 69 ———————

Richard C. Leone (67) Board Member (2006)

Principal Occupation During Past 5 Years:
  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
Other Board Memberships and Affiliations:
  The American Prospect, Director
  Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 28 ———————

Hans C. Mautner (69) Board Member (2006)

Principal Occupation During Past 5 Years:
  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member - Board of Managers of: Mezzacappa Long/Short Fund LLC
  Mezzacappa Partners LLC
No. of Portfolios for which Board Member Serves: 28

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (43) Board Member (2006)
Principal Occupation During Past 5 Years:
  Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
No. of Portfolios for which Board Member Serves: 28

———————

Burton N. Wallack (56) Board Member (1991)

Principal Occupation During Past 5 Years:

• President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 28
———————
John E. Zuccotti (69) Board Member (2006)
Principal Occupation During Past 5 Years:
  Chairman of Brookfield Financial Properties, Inc.
  Senior Counsel of Weil, Gotshal & Manges, LLP
  Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
  Emigrant Savings Bank, Director
  Wellpoint, Inc., Director
  Visiting Nurse Service of New York, Director
  Columbia University,Trustee
  Doris Duke Charitable Foundation,Trustee
No. of Portfolios for which Board Member Serves: 28
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

38

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since	JOSEPH M. CHIOFFI, Vice President and
December 2006.	Assistant Secretary since August 2005.
Chief Operating Officer,Vice Chairman and a	Associate General Counsel of the Manager,
Director of the Manager, and an officer of 86	and an officer of 87 investment companies
investment companies (comprised of 168	(comprised of 184 portfolios) managed by the
portfolios) managed by the Manager. He is 58	Manager. He is 45 years old and has been an
years old and has been an employee of the	employee of the Manager since June 2000.

Manager since April 1998.	JANETTE E. FARRAGHER, Vice President
MARK N. JACOBS, Vice President since	and Assistant Secretary since
March 2000.	August 2005.
Executive Vice President, Secretary and	Associate General Counsel of the Manager,
General Counsel of the Manager, and an	and an officer of 87 investment companies
officer of 87 investment companies (comprised	(comprised of 184 portfolios) managed by the
of 184 portfolios) managed by the Manager.	Manager. She is 44 years old and has been an
He is 61 years old and has been an employee	employee of the Manager since February 1984.

of the Manager since June 1977.	JOHN B. HAMMALIAN, Vice President and
MICHAEL A. ROSENBERG, Vice President	Assistant Secretary since August 2005.
and Secretary since August 2005.	Associate General Counsel of the Manager,
Associate General Counsel of the Manager,	and an officer of 87 investment companies
and an officer of 87 investment companies	(comprised of 184 portfolios) managed by the
(comprised of 184 portfolios) managed by the	Manager. He is 43 years old and has been an
Manager. He is 47 years old and has been an	employee of the Manager since February 1991.

employee of the Manager since October 1991.	ROBERT R. MULLERY, Vice President and
JAMES BITETTO, Vice President and	Assistant Secretary since August 2005.
Assistant Secretary since August 2005.	Associate General Counsel of the Manager,
Associate General Counsel and Assistant	and an officer of 87 investment companies
Secretary of the Manager, and an officer of 87	(comprised of 184 portfolios) managed by the
investment companies (comprised of 184	Manager. He is 55 years old and has been an
portfolios) managed by the Manager. He is 40	employee of the Manager since May 1986.

years old and has been an employee of the	JEFF PRUSNOFSKY, Vice President and
Manager since December 1996.	Assistant Secretary since August 2005.
JONI LACKS CHARATAN, Vice President	Associate General Counsel of the Manager,
and Assistant Secretary since	and an officer of 87 investment companies
August 2005.	(comprised of 184 portfolios) managed by the
Associate General Counsel of the Manager,	Manager. He is 42 years old and has been an
and an officer of 87 investment companies	employee of the Manager since October 1990.
(comprised of 184 portfolios) managed by the
Manager. She is 51 years old and has been an
employee of the Manager since October 1988.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

JAMES WINDELS, Treasurer since	JOSEPH W. CONNOLLY, Chief Compliance
November 2001.	Officer since October 2004.
Director – Mutual Fund Accounting of the	Chief Compliance Officer of the Manager and
Manager, and an officer of 87 investment	The Dreyfus Family of Funds (87 investment
companies (comprised of 184 portfolios)	companies, comprised of 184 portfolios). From
managed by the Manager. He is 48 years old	November 2001 through March 2004, Mr.
and has been an employee of the Manager	Connolly was first Vice-President, Mutual
since April 1985.	Fund Servicing for Mellon Global Securities

ROBERT ROBOL, Assistant Treasurer	Services. In that capacity, Mr. Connolly was
since August 2005.	responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
Senior Accounting Manager – Money Market	services to third-party mutual fund clients. He
and Municipal Bond Funds of the Manager,	is 50 years old and has served in various
and an officer of 87 investment companies	capacities with the Manager since 1980,
(comprised of 184 portfolios) managed by the	including manager of the firm’s Fund
Manager. He is 43 years old and has been an	Accounting Department from 1997 through
employee of the Manager since October 1988.	October 2001.

ROBERT SVAGNA, Assistant Treasurer	WILLIAM GERMENIS, Anti-Money
since August 2005.	Laundering Compliance Officer since
Senior Accounting Manager – Equity Funds of	October 2002.
the Manager, and an officer of 87 investment	Vice President and Anti-Money Laundering
companies (comprised of 184 portfolios)	Compliance Officer of the Distributor, and the
managed by the Manager. He is 40 years old	Anti-Money Laundering Compliance Officer
and has been an employee of the Manager	of 83 investment companies (comprised of 180
since November 1990.	portfolios) managed by the Manager. He is 36
GAVIN C. REILLY, Assistant Treasurer	years old and has been an employee of the
since December 2005.	Distributor since October 1998.
Tax Manager of the Investment Accounting
and Support Department of the Manager, and
an officer of 87 investment companies
(comprised of 184 portfolios) managed by the
Manager. He is 38 years old and has been an
employee of the Manager since April 1991.

40

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,881 in 2006 and $30,881 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,839 in 2006 and $3,262 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $197 in 2006 and $212 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $586,749 in 2006 and $1,302,603 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)